Risk Report - Liquidity Risk (Tables)	12 Months Ended
Dec. 31, 2024
Liquidity Risk [Abstract]
Global All Currency Daily Stress Testing Results [text block table]	Global All Currency Daily Stress Testing Results Dec 31, 2024 Dec 31, 2023 in € bn. FundingGap¹ GapClosure² Net LiquidityPosition FundingGap¹ GapClosure² Net LiquidityPosition Systemic market risk 208 265 56 123 242 119 1 notch downgrade (DB specific) 34 174 140 38 180 142 Severe downgrade (DB specific) 142 241 99 161 259 97 Combined³ ⁴ 216 275 59 203 261 58 1 Funding gap caused by impaired rollover of liabilities and other projected outflows 2 Based on liquidity generation through Liquidity Reserves and other business mitigants 3 Combined impact of systemic market risk and severe downgrade